EARNINGS/(LOSS) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Preferred Stock [Member] CNY	Dec. 31, 2011 Preferred Stock [Member] CNY	Dec. 31, 2010 Preferred Stock [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares [Member] USD ($)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2011 Series A Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2010 Series A Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares [Member] USD ($)	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares [Member] CNY
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	$ (247,575,813)	(1,542,422,068)	273,342,819	881,873,227
Redeemable Convertible Preferred Shares accretion																							(13,433,242)				(17,479,734)
Allocation to preferred shareholders				(15,156,606)
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Basic	(247,575,813)	(1,542,422,068)	273,342,819	835,803,645
Dilutive effect							46,069,582		19,855,810			(21,567,522)			(398,030,217)
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted		(1,542,422,068)	(126,399,110)	881,873,227
Denominator for basic calculation-weighted average number of ordinary shares outstanding	88,752,706	88,752,706	93,966,535	74,896,543
Dilutive effect							4,719,884		7,352,536									1,367,900	1,131,653
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	88,752,706	88,752,706	102,686,971	80,748,080
Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (2.79)	(17.38)	2.91	11.16
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (2.79)	(17.38)	(1.23)	10.92